PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Long service employee benefit (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Total obligation	Rp 9,862	Rp 8,509	Rp 9,717
Long service employee benefit obligation	Rp 1	1	Rp 3
Long Term Service Employee Benefit [Member]
Disclosure of defined benefit plans [line items]
Minimum employee working period for benefits	30 years
Total obligation		1
Long service employee benefit obligation		Rp 1